Financial Instruments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Instrument [Line Items]
Derivative financial Asset	$ 222,443	$ 3,412,197
Total Agreements [Member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	33	22
Derivative financial Asset	$ 16,836,927	$ 8,240,079
Derivative financial Liability	$ 9,567,579	$ 1,045,700
Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	5	2
Derivative financial Asset	$ 16,614,484	$ 4,827,882
Derivative financial Liability	$ 5,323,640	$ 805,306
Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	28	20
Derivative financial Asset	$ 222,443	$ 3,412,197
Derivative financial Liability	$ 4,243,939	$ 240,394
USD [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	4	1
Derivative, Nominal amount	$ 10,000	$ 2,000
Derivative financial Asset	16,614,484	4,571,984
Derivative financial Liability	$ 4,815,182	$ 805,306
USD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	21	14
Derivative, Nominal amount	$ 101,418	$ 72,593
Derivative financial Asset	63,143	2,989,286
Derivative financial Liability	$ 4,118,216	160,803
USD [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-
Derivative, Nominal amount	$ 0	0
Derivative financial Asset	4,661,049	0
Derivative financial Liability	$ 4,815,182	805,306
USD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	21
Derivative, Nominal amount	$ 23,884	26,393
Derivative financial Asset	9,819	412,065
Derivative financial Liability	$ 125,723	$ 79,591
USD [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	4	1
CLP [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	$ 11,600	$ 0
Derivative financial Asset	0	157,344
Derivative financial Liability	508,458	0
CLP [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Derivative, Nominal amount	10,000	2,000
Derivative financial Asset	11,953,435	4,571,984
Derivative financial Liability	$ 0	$ 0
Euro [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 11,600	$ 11,600
Derivative financial Asset	0	255,898
Derivative financial Liability	$ 508,458	$ 0
Euro [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	5	5
Derivative, Nominal amount	$ 23,884	$ 26,393
Derivative financial Asset	9,819	412,065
Derivative financial Liability	$ 125,723	79,591
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1
Derivative, Nominal amount	$ 101,418	72,593
Derivative financial Asset	63,143	2,989,286
Derivative financial Liability	$ 4,118,216	160,803
Euro [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	5
Derivative, Nominal amount	$ 2,500	800
Derivative financial Asset	100,958	10,846
Derivative financial Liability	$ 0	$ 0
Euro [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	1
Derivative, Nominal amount	$ 0	$ 11,600
Derivative financial Asset	0	98,554
Derivative financial Liability	$ 0	$ 0
CAD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount	$ 2,500	$ 800
Derivative financial Asset	100,958	10,846
Derivative financial Liability	$ 0	0
CAD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1
Derivative, Nominal amount	$ 800	0
Derivative financial Asset	48,523	0
Derivative financial Liability	$ 0	$ 0
GBP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	-
Derivative, Nominal amount	$ 800	$ 0
Derivative financial Asset	48,523	0
Derivative financial Liability	$ 0	$ 0
GBP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	-